Segments	12 Months Ended
Mar. 31, 2012
Segments
18.	Segments

The chief operating decision maker’s (Rediff’s Chairman and Managing Director) allocates resources to and assess the performance of the segments of the Company. The chief operating decision maker evaluates segment performance by profits of the segment before operating expenses.

The Company has two operating segments, namely, the India Online business and the U.S. Publishing business.

(i)	India Online business primarily includes revenues from advertising and fee-based services. Advertising includes revenues mainly from display and performance based advertising and to a lesser extent from sponsorships. Fee-based services include revenues from online shopping, subscription services and mobile value-added services.

(ii)	US Publishing business primarily includes revenues from the Rediff India Abroad website and revenues from the print newspapers, India Abroad and India in New York.

Following are the segment results and segment assets for the years ended March 31, 2010, 2011 and 2012.

	2010			2011			2012
	India Online Business	US Publishing Business	Total	India Online Business	US Publishing Business	Total	India Online Business	US Publishing Business	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Revenues from external customers:
Advertising	10,624,932	3,751,818	14,376,750	13,817,053	3,548,083	17,365,136	12,517,461	3,462,646	15,980,107
Fee based services	4,069,644	396,867	4,466,511	4,125,556	304,771	4,430,327	3,705,761	256,398	3,962,159

Total revenues	14,694,576	4,148,685	18,843,261	17,942,609	3,852,854	21,795,463	16,223,222	3,719,044	19,942,266

Cost of revenues (excluding depreciation and amortization)	7,654,344	2,460,959	10,115,303	8,299,834	2,496,145	10,795,979	8,241,612	2,532,509	10,774,121

Segment Results	7,040,232	1,687,726	8,727,958	9,642,775	1,356,709	10,999,484	7,981,610	1,186,535	9,168,145

Segment Assets	61,574,823	5,986,629	67,561,452	57,334,942	4,702,523	62,037,465	44,457,954	4,583,912	49,041,866

Capital expenditures	1,889,485	6,989	1,896,474	4,034,753	11,303	4,046,056	5,375,763	33,786	5,409,549
Depreciation/amortization	4,938,136	66,126	5,004,262	3,776,809	9,589	3,786,398	3,490,725	9,044	3,499,769

The following is a reconciliation of the segment results to (loss) income before income taxes of the Company for the years ended March 31, 2010, 2011 and 2012.

	2010	2011	2012
	US$	US$	US$
Segment result	8,727,958	10,999,484	9,168,145
Operating expenses (including depreciation and amortization)	(20,301,925)	(19,695,625)	(20,005,598)
Other income, net	3,998,584	2,927,113	3,441,498

Net income (loss) before income taxes and equity in net earnings of equity method investees	(7,575,383)	(5,769,028)	(7,395,955)

The following is a reconciliation of the segment assets to the total assets as at March 31, 2011 and 2012.

	As at March 31,
	2011	2012
	US$	US$
India Online business	57,334,942	44,457,954
US Publishing business	4,702,523	4,583,912
Total segment assets	62,037,465	49,041,866

Investments in equity method investees	540,902	81,473
Investment, at cost	1,300,000	1,300,000
Rediff.com India Employee trust	49,288	44,880
Phone card business	12,515	—

Total assets	63,940,170	50,468,219

Revenues are attributed to individual countries according to the location of the customers.

Revenues derived from customers are as follows:

	Years ended March 31,
	2010	2011	2012
	US$	US$	US$
United States and Canada	3,964,579	3,628,056	3,382,387
India	14,584,991	17,615,686	16,078,008
Rest of the world	293,691	551,721	481,871

Total revenues	18,843,261	21,795,463	19,942,266

No single client accounted for 10 percent or more of the total revenues for the years ended March 31, 2010, 2011 and 2012.

Long-lived assets by location are as follows:

	As of March 31,
	2011	2012
	US$	US$
United States and Canada	2,030,407	2,055,307
India	5,942,188	7,343,774

Total	7,972,595	9,399,081